Acquisition costs and other expenditure - Fair value of options and awards (Details)	12 Months Ended
	Dec. 31, 2018 GBP (£) entity Y	Dec. 31, 2017 GBP (£) Y	Dec. 31, 2016 GBP (£) Y
Share-based payment
Basis for risk-free interest rate - government bond term one	2 years
Basis for risk-free interest rate - government bond term two	3 years
Basis for risk-free interest rate - government bond term three	5 years
Dividend yield period	12 months
Volatility assumption - number of competitors in basket | entity	15
Volatility assumption - average volatility for basket of competitors (as a percent)	21.32%
Volatility assumption - period of correlations for basket of competitors	3 years
Prudential LTIP (TSR)
Share-based payment
Expected volatility (as a percent)	24.03%	23.17%	29.36%
Risk-free interest rate (as a percent)	1.19%	0.62%	0.12%
Weighted average share price at grant date	£ 17.46	£ 16.80	£ 12.82
Weighted-average fair value at grant date	£ 6.64	£ 8.30	£ 4.41
SAYE options
Share-based payment
Dividend yield (as a percent)	2.52%	2.85%	3.19%
Expected volatility (as a percent)	21.09%	20.15%	25.41%
Risk-free interest rate (as a percent)	0.97%	0.56%	0.15%
Expected option life | Y	3.94	3.49	3.70
Weighted average exercise price	£ 13.94	£ 14.55	£ 11.04
Weighted average share price at grant date	16.64	17.74	13.94
Weighted average fair value at grant date	3.29	3.29	3.05
Other awards
Share-based payment
Weighted-average fair value at grant date	£ 17.04	£ 16.12	£ 12.57